Prepayments and Other Current Assets (Tables) - HCYC Group Company Limited [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Schedule of Prepayments and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	September 30, 2024	March 31, 2024
	(Unaudited)
Prepaid expenses (1)	$33,189	$50,517
Other current asset	5,930	1,852
Total	$39,119	$52,369

(1)	Prepaid expenses represent the prepayments for leasehold restoration fees, insurance fees, IT supports, and other services that amortize within 12 months.

Prepaid expenses and other current assets consist of the following:

	March 31, 2024	March 31, 2023
Prepaid expenses (1)	$50,517	$43,252
Other current asset	1,852	27
Total	$52,369	$43,279

(1)	Prepaid expenses represent the prepayments for insurance fees, IT supports, and other services that amortize within 12 months.

Schedule of Due to Related Parties Transaction Balances

Name	September 30, 2024	March 31, 2024
	(Unaudited)
Non-interest-bearing borrowings (1)
Ms. Ding Xiameng	648,151	582,471
Mr. Kwok Wai Man	3,339	5,038
	651,490	587,509
Payable to related party related to referral service
Mr. Kwok Wai Man	2,963	1,400

Total due to related parties	654,453	588,909

(1)	As of September 30 and March 31, 2024, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

Name	March 31, 2024	March 31, 2023
Non-interest-bearing borrowings (1)
Ms. Xiameng Ding	$582,471	$82,554
Mr. Kwok Wai Man	5,037	3,243
	$587,508	$85,797
Payable to related party related to referral service
Mr. Kwok Wai Man	$1,400	-

Total due to related parties	$588,908	$85,797

(1)	As of March 31, 2024 and 2023, the balances of due to related parties were comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

Schedule of Related Parties Transactions
	For the six months ended September 30,
Name	2024	2023
	(Unaudited)	(Unaudited)
Purchase of referral service
Mr. Kwok Wai Man	$24,221	$26,321

Total	$24,221	$26,321

	For the years ended March 31,
	2024	2023
Purchase of referral service (1)
Summit Planned Ltd	$-	$155,979
Mr. Kwok Wai Man	37,279	-
Total	$37,279	$155,979

Sale of investment in an affiliate (2)
Ms. Ding Xiameng	$-	$199,238
Total	$37,279	$199,238

(1)	The Company has entered into agreements with two related parties, Summit Planned Ltd and Mr. Kwok Wai Man, pursuant to which two related parties are obligated to facilitate the Company’s brokerage business by referring potential insurance policyholders to the Company and are entitled with the commissions for the insurance policies bought by those policyholders when become effective

(2)	The Company sold the 340,000 ordinary shares in SGI Group Limited to Ms. Xiameng Ding on June 15, 2022, the consideration of the shares is HKD 1,564,000(approximately $199,238).